Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the six months ended June 30, 2026 and 2025, or recorded balances as of June 30, 2026 and December 31, 2025.

Name	Relationship with the Company
Mr. Bing Zhang	Chairman of the Company’s board of directors
Happy Starlight Limited	Entity controlled by Mr. Bing Zhang

2) Transactions with related parties

For the six months ended June 30, 2026 and 2025, the Company did not enter into transactions with any related parties.

3) Balances with related parties

As of June 30, 2026 and December 31, 2025, the balances with related party were as follows:

	As of June 30, 2026	As of December 31, 2025
Loans payable due to related parties
Mr. Bing Zhang	$1,800	$1,800
Happy Starlight Limited	950	950
	2,750	2,750
Other payable
Other	3	3
	$2,753	$2,753

For the years ended December 31, 2025 and 2023, the Company borrowed loans of $700 and $1,600 from Mr. Bing Zhang, respectively. The borrowings were interest free and were repayable on demand and did not require of guarantees or pledges from the Company. For the year ended December 31, 2024, the Company repaid loans of $500 to Mr. Bing Zhang. As of June 30, 2026 and December 31, 2025, the Company had loans payable of $1,800 and $1,800 due to Mr. Bing Zhang.

For the years ended December 31, 2025, the Company also borrowed loans of $950 from Happy Starlight Limited. The borrowing was interest free and were repayable on demand and did not require of guarantees or pledges from the Company. As of June 30, 2026 and December 31, 2025, the Company had loans payable of $950 and $950 due to Happy Starlight Limited.